Financial risk management and derivative financial instruments - Summary of Undiscounted Contractual Cash Flows of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-derivative financial liabilities:
Lease liabilities	$ 3,857	$ 3,891
Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	728	723
Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(657)	(676)
Forward contract [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(1)	(1)
Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	162	314
Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings	87	104
GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	590	590
GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	486	483
GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	531	523
EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	657	676
Unsecured bank loans [member]
Non-derivative financial liabilities:
Borrowings	125
Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	570	610
Due within one year [member]
Non-derivative financial liabilities:
Lease liabilities	97	93
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	20	20
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(12)	(6)
Due within one year [member] | Forward contract [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(1)	(1)
Due within one year [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	3	7
Due within one year [member] | Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings	87	104
Due within one year [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	21	20
Due within one year [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	15	14
Due within one year [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	10	10
Due within one year [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	12	6
Due within one year [member] | Unsecured bank loans [member]
Non-derivative financial liabilities:
Borrowings	125
Due within one year [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	567	609
Between 1 and 2 years [member]
Non-derivative financial liabilities:
Lease liabilities	116	93
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	20	20
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(12)	(12)
Between 1 and 2 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	20	8
Between 1 and 2 years [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	21	20
Between 1 and 2 years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	15	14
Between 1 and 2 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	10	10
Between 1 and 2 years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	12	12
Between 1 and 2 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	1
After two but before five years [member]
Non-derivative financial liabilities:
Lease liabilities	193	226
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	61	58
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(36)	(37)
After two but before five years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	19	37
After two but before five years [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	548	550
After two but before five years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	45	43
After two but before five years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	29	28
After two but before five years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	36	37
After two but before five years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	1	1
More than 5 years [member]
Non-derivative financial liabilities:
Lease liabilities	3,451	3,479
More than 5 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	627	625
More than 5 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(597)	(621)
More than 5 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	120	262
More than 5 years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	411	412
More than 5 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	482	475
More than 5 years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	597	$ 621
More than 5 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	$ 1